Subsequent Events (Details) - USD ($)						12 Months Ended
	Mar. 31, 2025	Mar. 10, 2025	Feb. 26, 2025	Jul. 06, 2023	May 23, 2023	Dec. 31, 2024	Dec. 31, 2023	Jan. 09, 2025	Jan. 06, 2025	Oct. 09, 2023	Feb. 09, 2023
Subsequent Events [Line Items]
Preferred stock, shares authorized						10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Preferred stock, stated value (in Dollars)
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Convertible per share (in Dollars per share)				$ 22.5		0.0001
Exchange ratio per share (in Dollars per share)						$ 5
Termination fee (in Dollars)						$ 1,000,000
Share issued					5,000
Warrants to purchase shares					9,000					2,917
Fair market values (in Dollars)							$ 999,655
Series B Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock, stated value (in Dollars)						$ 11,000,000
Preferred stock, convertible per share (in Dollars per share)						$ 56.7
Merger Agreement [Member]
Subsequent Events [Line Items]
Exchange ratio per share (in Dollars per share)						$ 5
Shares outstanding						54,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Redemption amount (in Dollars)			$ 95,000
Fair market values (in Dollars)	$ 113,847
Subsequent Event [Member] | Lab Services MSO [Member]
Subsequent Events [Line Items]
Equity interest ownership percentage			40.00%
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock, stated value (in Dollars)			$ 11,000,000
Lab Services MSO [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Redemption amount (in Dollars)			$ 1,745,000
Series D Preferred Stock [Member]
Subsequent Events [Line Items]
Percentage of preferred stock						100.00%
Preferred stock, convertible per share (in Dollars per share)						$ 2.41
Percentage of owned						4.99%
Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock, par value (in Dollars per share)									$ 0.0001
Preferred stock, stated value (in Dollars)									$ 1,000
Issued shares								5,000
Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock, shares authorized									5,000
Issued shares								5,000
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock, stated value (in Dollars)						$ 9,000,000	9,000,000
Preferred stock, convertible per share (in Dollars per share)						$ 150
Series A Preferred Stock [Member] | Certificates of Elimination [Member]
Subsequent Events [Line Items]
Preferred stock, shares authorized						15,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issued shares								9,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issued shares								9,000
Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock, par value (in Dollars per share)						$ 0.1
Common Stock [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)						$ 0.1
Common Stock [Member] | Merger Agreement [Member]
Subsequent Events [Line Items]
Shares outstanding						60,000,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Share issued	22,278	186,877
Warrants to purchase shares		11,833
Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock, stated value (in Dollars)						$ 11,000,000	$ 11,000,000
Preferred stock, convertible per share (in Dollars per share)						$ 56.7					$ 56.7
Issued shares											11,000
Series B Preferred Stock [Member] | Certificates of Elimination [Member]
Subsequent Events [Line Items]
Preferred stock, shares authorized						15,000